VIA EDGAR

June 18, 2015

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington D.C. 20549

RE:    Amendment #2 to Registration Statement for
Principal Exchange-Traded Funds on Form N-1A
File Nos. 333-201935; 811-23029

Principal Exchange-Traded Funds (the “Registrant”) is filing Amendment #2 to the Registration Statement  pursuant to the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”), on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (the “Registration Statement”). The filing is made on behalf of the Principal EDGE Active Income ETF Fund series.

As discussed with the staff, the Registrant intends to file, in a separate correspondence, a request for acceleration with respect to the Registration Statement requesting an effective date of July 8, 2015, or as soon as possible thereafter.
We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that staff comments or our changes to the disclosure in response to the staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, we understand that the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please feel free to contact me with any comments or questions.

Sincerely,

/s/ Adam U. Shaikh

Adam U. Shaikh
Counsel
Principal Exchange-Traded Funds
711 High Street
Des Moines, IA 50392-0300
515-235-9328